Intangible assets	3 Months Ended
Mar. 31, 2012
Intangible assets
6.	Intangible assets

The following table summarizes intangible assets subject to amortization included in other assets:

In millions	March 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and tradenames	$26	$16	$26	$16
Customer contracts and lists	258	81	257	77
Patents	60	41	60	40
Other – primarily licensing rights	12	9	12	9

	$356	$147	$355	$142

Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	March 31, 2012	December 31, 2011
Indefinite-lived intangible assets	$94	$93